Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities
15.	Derivative Instruments and Hedging Activities

The Company uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. Certain foreign currency forward contracts are designated, for accounting purposes, as cash flow hedges of forecasted foreign currency expenditures.

As at December 31, 2011, the Company was committed to the following foreign currency forward contracts:

			Fair Value / Carrying Amount
			of Asset / (Liability)		Expected Maturity
	Contract Amount In Foreign Currency	Average Forward	Hedge	Non-Hedge	2012	2013
	(millions)	Rate (1)	(in millions of U.S. Dollars)
Norwegian Kroner	1,044.5	6.00	$0.6	($1.6)	$141.3	$32.8
Euro	34.6	0.74	—	(1.7)	40.9	5.8
Canadian Dollar	36.8	1.01	(0.2)	(0.3)	31.8	4.6
British Pounds	34.5	0.64	(0.3)	(0.9)	46.5	7.8

			$0.1	($4.5)	$260.5	$51.0

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Company incurs interest expense on its Norwegian Kroner-denominated bonds. The Company has entered into a cross currency swap to economically hedge the foreign exchange risk on the principal and interest. As at December 31, 2011, the Company was committed to one cross currency swap with the notional amounts of NOK 600 million and $98.5 million, which exchanges a receipt of floating interest based on NIBOR plus a margin of 4.75% with a payment of floating interest based on LIBOR plus a margin of 5.04%. In addition, the cross currency swap locks in the transfer of principal to $98.5 million upon maturity in exchange for NOK 600 million. The fair value of the cross currency swap agreement as at December 31, 2011 was $2.7 million.

Interest Rate Risk

The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. In addition, the Company holds interest rate swaps which exchange a payment of floating rate interest for a receipt of fixed interest in order to reduce the Company’s exposure to the variability of interest income on its restricted cash deposits. The Company has not designated its interest rate swap agreements as cash flow hedges for accounting purposes.

As at December 31, 2011, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt, restricted cash deposits and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt and restricted cash deposits were swapped with fixed-rate obligations or fixed-rate deposits:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (Years)	Fixed Interest Rate (%) (1)

LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	423,748	(119,895)	25.1	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	3,766,809	(561,747)	8.4	3.8
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	470,199	159,603	25.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (3) (4)	EURIBOR	348,905	(25,795)	12.5	3.1

		5,009,661	(547,834)

(1)	Excludes the margins the Company pays on its variable-rate debt, which as of December 31, 2011 ranged from 0.30% to 3.25%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount reduces monthly to 70.1 million Euros ($90.9 million) by the maturity dates of the swap agreements.
(4)	Principal amount is the U.S. Dollar equivalent of 269.2 million Euros.

Spot Tanker Market Risk

In order to reduce variability in revenues from fluctuations in certain spot tanker market rates, from time to time the Company has entered into forward freight agreements (or FFAs). FFAs involve contracts to move a theoretical volume of freight at fixed-rates, thus attempting to reduce the Company’s exposure to spot tanker market rates. As at December 31, 2011 and 2010, the Company had no FFAs commitments. Net gains and losses from FFAs are recorded within realized and unrealized gain (loss) on non-designated derivative instruments in the consolidated statements of income (loss).

Commodity Price Risk

From time to time, the Company enters into bunker fuel swap contracts relating to a portion of its bunker fuel expenditures. As at December 31, 2011 and 2010, the Company had no bunker fuel swap contract commitments. Net gains and losses from the bunker fuel swap contracts are recorded within realized and unrealized gain (loss) on non-designated derivative instruments in the consolidated statements of income (loss).

Tabular Disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current Portion of Derivative Assets	Derivative Assets	Accrued Liabilities	Current Portion of Derivative Liabilities	Derivative Liabilities
As at December 31, 2011:
Derivatives designated as a cash flow hedge:
Foreign currency contracts	1,551	28	—	(1,192)	(264)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	2,592	3	—	(6,248)	(832)
Interest rate swap agreements	15,608	139,651	(24,750)	(109,897)	(568,446)
Cross currency swap	1,576	875	225	—	—
Foinaven embedded derivative (note 10)	3,385	—	—	—	—

	24,712	140,557	(24,525)	(117,337)	(569,542)

As at December 31, 2010:
Derivatives designated as a cash flow hedge:
Foreign currency contracts	3,437	1,546	—	(652)	22
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	4,988	3,172	—	(1,050)	(88)
Interest rate swap agreements	16,759	45,524	(31,174)	(135,171)	(387,058)
Forward freight agreements	2,031	2,003	199	—	—
Foinaven embedded derivative	—	3,738	—	(7,238)	—

	27,215	55,983	(30,975)	(144,111)	(387,124)

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency contracts designated and qualifying as cash flow hedges that was recognized in (1) accumulated other comprehensive income (or AOCI), (2) recorded in accumulated other comprehensive income (loss) during the term of the hedging relationship and reclassified to earnings, and (3) the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Year Ended December 31, 2011				Year Ended December 31, 2010
Balance Sheet (AOCI)	Statement of Income (Loss)			Balance Sheet (AOCI)	Statement of Income (Loss)
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
2,007	918	(568)	Vessel operating expenses	(3,559)	(680)	(3,473)	Vessel operating expenses
	4,636	(223)	General and administrative expenses		(2,360)	(1,402)	General and administrative expenses

2,007	5,554	(791)		(3,559)	(3,040)	(4,875)

Realized and unrealized (losses) gains from derivative instruments that are not designated for accounting purposes as cash flow hedges, are recognized in earnings and reported in realized and unrealized (losses) gains on non-designated derivatives in the consolidated statements of income (loss). The effect of the (loss) gain on derivatives not designated as hedging instruments in the statements of income (loss) are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2011	2010	2009
	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(132,931)	(154,098)	(127,936)
Interest rate swap amendments and terminations	(149,666)	—	—
Foreign currency forward contracts	9,965	(2,274)	(8,984)
Forward freight agreements, bunker fuel swap contracts and other	36	(7,914)	(1,293)

	(272,596)	(164,286)	(138,213)

Unrealized (losses) gains relating to:
Interest rate swap agreements	(58,405)	(146,780)	258,710
Foreign currency forward contracts	(11,399)	6,307	14,797
Forward freight agreements and bunker fuel swap contracts	—	(108)	4,167
Foinaven embedded derivative	(322)	5,269	585

	(70,126)	(135,312)	278,259

Total realized and unrealized (losses) gains on non-designated derivative instruments	(342,722)	(299,598)	140,046

Realized and unrealized gains (losses) of the cross currency swap are recognized in earnings and reported in foreign exchange gain (loss) in the consolidated statements of income (loss). For the year ended December 31, 2011, an unrealized loss of $(1.6) million (2010 gain—$4.0 million) and a realized gain of $2.9 million (2010—$0.2 million) have been recognized in the consolidated statements of income (loss) relating to the cross currency swap.

As at December 31, 2011, the Company’s accumulated other comprehensive loss included $0.3 million of unrealized losses on foreign currency forward contracts designated as cash flow hedges. As at December 31, 2011, the Company estimated, based on then current foreign exchange rates, that it would reclassify approximately $(0.4) million of net losses on foreign currency forward contracts from accumulated other comprehensive loss to earnings during the next 12 months. During 2010, the Company de-designated certain foreign currency forward contracts that were designated as cash flow hedges and reclassified $0.6 million of net losses from accumulated other comprehensive loss to earnings in the consolidated statement of income (loss). There were no de-designations in 2011.

The Company is exposed to credit loss to the extent the fair value represents an asset (see above) in the event of non-performance by the counterparties to the foreign currency forward contracts, and cross currency and interest rate swap agreements; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.